Prepayments and Other Receivables, Net - Schedule of Movement of Allowance for Credit Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Movement of Allowance for Credit Loss [Abstract]
Beginning balance	¥ 28,565	$ 4,085	¥ 42,683
Reversal of expense	(25,665)	(3,670)	(1,637)
Less: disposal of discontinued operations			(12,481)
Ending balance	¥ 2,900	$ 415	¥ 28,565